INVESTMENTS (Equity) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investment, Summarized Financial Information [Abstract]
Total Assets	$ 7,386	$ 8,115
Total Liabilities	3,316	4,312
Total Partner's Capital	4,070	3,803
Total Liabilities and Partners' Capital	7,386	8,115
MLOA's Equity investment in AllianceBernstein	70	69	72
Statement of Earnings (Loss) [Abstract]
Total Revenues	2,915	2,737	2,750
Total Expenses	2,351	2,534	2,958
Net Earnings (Loss)	518	189	(175)
MLOA's Equity in earnings (loss) of AllianceBernstein	5	2	(2)
Investments, Debt and Equity Securities [Abstract]
Equity investments carrying value	1	2
Investments units in Alliance Berbstein	2.6
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Balance, beginning	69	72
Equity in net earnings (losses)	5	2	(2)
Impact Issuance/Repurchase Affiliate Units	0	(2)
Dividends received	(4)	(3)
Balance, ending	$ 70	$ 69	$ 72